LEASES - Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of lease cost
Finance lease cost:- Amortization of right-of-use assets	¥ 619,675	¥ 546,437	¥ 423,075
Finance lease cost:- Interest on lease liabilities	632,183	592,835	465,692
Operating lease cost	402,514	313,752	195,869
Short-term lease cost	44,873	23,715	19,987
Variable lease cost	(47,729)	(786)	(55,599)
Total lease cost	1,651,516	1,475,953	1,049,024
Lease concessions granted	45,291	0	55,188
Variable lease cost (credit) recognized for certain finance leases with floating interest rate	¥ 2,438	¥ 786	¥ 411